Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings/(loss)	$ (65.9)	$ (1.0)	$ (39.2)	$ (50.1)	$ (287.0)
Net earnings/(loss) from discontinued operations	(4.9)	(4.0)	(41.3)	(21.0)	(49.7)
(Loss)/earnings from continuing operations	(61.0)	3.0	2.1	(29.1)	(237.3)
Adjustments to reconcile (loss)/earnings from continued operations to net cash from operations:
Depreciation and amortization	114.9	92.8	129.7	115.5	117.8
Non-cash foreign currency transaction (gains)/losses, net	10.3	(1.8)	(3.7)	13.2	(28.3)
Amortization of debt financing costs			14.7	10.0	9.6
Amortization and write off of debt financing costs	13.0	11.4
Deferral of interest through utilization of PIK					59.4
Asset impairments and (gain)/loss on sale of assets	4.6	6.1	9.8	3.6	214.8
Proceeds from insurance related to long lived assets	0	(21.3)	(21.3)
Call premium payments and financing fees paid	7.6	0
Equity compensation	2.2	2.6	3.7	3.9	2.6
Provision (benefit) for deferred income taxes	(7.2)	(1.5)	(2.8)	6.5	(10.2)
Provision for bad debts and inventory	7.2	5.0	9.5	9.5	13.8
Change in operating assets and liabilities:
Decrease/(increase) in trade receivables	20.8	(13.0)	(64.9)	(18.9)	2.8
Decrease/(increase) in inventories	(28.0)	(9.1)	1.4	(2.0)	12.9
Increase/(decrease) in accounts payable	5.0	(13.3)	7.7	(3.5)	10.9
Other accrued liabilities and operating items, net	(5.0)	21.0	1.8	2.9	62.7
Net cash provided by /(used in) operating activities from continuing operations	84.4	81.9	87.7	111.6	231.5
Net cash provided by/(used in) operating activities from discontinued operations	(1.2)	3.9	0.2	(11.9)	2.3
Net cash provided by/(used in) operating activities	83.2	85.8	87.9	99.7	233.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment and other productive assets	(84.8)	(67.6)	(104.2)	(87.3)	(70.5)
Proceeds from sale of property and equipment	0.3	2.0	2.2	4.0	0.3
Proceeds from insurance related to long lived assets	0	21.3	21.3
Payment for acquisitions, net	0	(459.2)	(457.5)
Net cash provided by/(used in) investing activities from continuing operations	(84.5)	(503.5)	(538.2)	(83.3)	(70.2)
Net cash provided by/(used in) investing activities from discontinued operations	0	(3.9)	43.7	32.9	3.5
Net cash provided by/(used in) investing activities	(84.5)	(507.4)	(494.5)	(50.4)	(66.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in short-term borrowings	(9.5)	(1.3)	(2.9)	(3.3)	1.1
Payments related to revolver credit facility fees	0	(1.6)	(1.6)
Repayments of revolver credit facility					(36.0)
Borrowings from revolver credit facility
Proceeds from Borrowing on term loan	399.3	386.8	393.3
Payments related to long-term obligations	(434.3)	(23.6)	(37.0)	(24.1)	(20.7)
Call premium payments	(7.6)	0
Distribution to noncontrolling interest holder	0	0		(2.6)	(1.7)
Equity contribution/(redemption)	0.7	1.1	1.1	3.9	0.6
Net cash (used in)/ provided by financing activities from continuing operations	(51.4)	361.4	352.9	(26.1)	(56.7)
Net cash (used in)/provided by financing activities from discontinued operations	0	0
Net cash (used in)/provided by financing activities	(51.4)	361.4	352.9	(26.1)	(56.7)
Effect of foreign currency on cash	1.2	(9.0)	(12.4)	17.9	(10.3)
NET INCREASE/(DECREASE) IN CASH AND EQUIVALENTS	(51.5)	(69.2)	(66.1)	41.1	100.1
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	139.0	205.1	205.1	164.0	63.9
CASH AND EQUIVALENTS AT END OF PERIOD	87.5	135.9	139.0	205.1	164.0
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest paid	132.4	101.0	172.4	157.6	98.6
Income taxes paid, net	$ 10.3	$ 13.0	$ 23.9	$ 20.6	$ 20.9